CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income available for common shareholders	$ 10,242	$ 9,611	$ 9,404
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses			1,120
Provision for depreciation and amortization of premises and equipment	1,441	1,543	1,412
Deferred tax expense	545	1,785	784
Net securities gains	(652)	(829)	(2,294)
Gains on loans sold	(294)	(437)	(511)
Proceeds from sale of mortgage loans held for sale	13,105	21,047	28,625
Funding of mortgage loans held for sale	(12,838)	(18,481)	(28,065)
(Gain) loss on other real estate owned	(516)	308	1,317
Gain (loss) on sale of assets		38	(10)
Amortization of investment security premiums, net of accretion of discounts	1,100	1,312	3,526
Increase in cash surrender value of life insurance contracts	(398)	(497)	(705)
Changes in:
Other assets	(8)	1,243	741
Other liabilities	435	143	(273)
Net cash provided by operating activities	12,162	16,786	15,071
INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	47,798	137,150	421,346
Proceeds from maturities and calls of available-for-sale securities	30,072	44,908	68,673
Proceeds from maturities and calls of held-to-maturity securities	5,398	3,890	3,430
Purchases of investment securities available-for-sale	(134,373)	(189,436)	(521,837)
Net increase in loans	(45,952)	(38,267)	(50,846)
Proceeds from sale of other real estate owned	1,466	2,378	1,810
Proceeds from sale of assets		799
Purchases of premises and equipment	(2,346)	(831)	(786)
Purchase of life insurance policies	(175)	(258)	(2,282)
Proceeds from redemption of life insurance policy	264
Net cash used in investing activities	(97,848)	(39,667)	(80,492)
FINANCING ACTIVITIES
Net increase in deposits	62,618	24,488	76,419
Net increase in securities sold under agreements to repurchase	4,739	1,027	721
Repayments of FHLB borrowings		(10,100)	(7,000)
Repurchase of common stock	(3,097)	(3,722)	(3,400)
Cash dividends paid on common stock	(3,685)	(3,800)	(3,944)
Net cash provided by financing activities	60,575	7,893	62,796
Decrease in cash and cash equivalents	(25,111)	(14,988)	(2,625)
Cash and cash equivalents at beginning of period	55,408	70,396	73,021
Cash and cash equivalents at end of period	30,297	55,408	70,396
Cash paid during the period for:
Interest on deposits and borrowed funds	2,479	2,816	3,717
Income taxes	3,094	2,072	860
Loans to facilitate sale of other real estate owned		1,905	1,774
Real estate acquired in settlement of loans	$ 5	$ 312	$ 1,355